UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   October 25, 2006

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total (x$1000):   $667,130


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLDRS INDEX FDS TR EMERGING    ETFS             09348R300    27310   844140 SH       SOLE                   844140        0        0
CLUBCORP INC                   COM              189994106    10920   845483 SH       SOLE                   845483        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     5390  1197998 SH       SOLE                  1197998        0        0
ISHARES INC MSCI BRAZIL FREE   ETFS             464286400     6170   159842 SH       SOLE                   159842        0        0
ISHARES INC MSCI SOUTH KOREA   ETFS             464286772    10440   225829 SH       SOLE                   225829        0        0
ISHARES TR MSCI EAFE INDEX FD  ETFS             464287465    26790   395400 SH       SOLE                   395400        0        0
ISHARES TR S & P GLOBAL 100    ETFS             464287572   162070  2304798 SH       SOLE                  2304798        0        0
ISHARES TR S&P 100 INDEX FD    ETFS             464287101   346540  5578487 SH       SOLE                  5578487        0        0
LEXICON GENETICS INC COM       COM              528872104      940   250000 SH       SOLE                   250000        0        0
PANACOS PHARMACEUTICALS INC    COM              69811Q106      590   119098 SH       SOLE                   119098        0        0
PHARMACEUTICAL HOLDERS TR      ETFS             71712A206    31620   405400 SH       SOLE                   405400        0        0
SECTOR SPDR TR SBI INDUSTRIAL  ETFS             81369Y704    25010   750000 SH       SOLE                   750000        0        0
SELECT SECTOR SPDR FUND HEALTH ETFS             81369Y209    12280   370000 SH       SOLE                   370000        0        0
TEXAS INSTRS INC COM           COM              882508104     1060    32000 SH       SOLE                    32000        0        0